Equity dividends (Tables)	12 Months Ended
Dec. 31, 2019
Reconciliation Of Number Of Shares Outstanding [Abstract]
Summary of Ordinary Dividends Paid
ORDINARY DIVIDENDS PAID IN THE YEAR	2019 £m	2018 £m	2017 £m
RELX PLC	842	420	400
RELX NV	—	376	362
Total	842	796	762